UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.     Name and address of issuer:

       Heritage Income Trust
       880 Carillon Parkway
       St. Petersburg, Florida  33716

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2.     The name of each  series or class of  securities  for which  this Form is filed  (if  the  Form is  being  filed  for all  series  and  classes  of securities  of the  issuer,  check  the box  but do not  list  series  or
       classes):            [X]

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3.     Investment Company Act File Number: 811-5853

       Securities Act File Number:  33-30361

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4(a).  Last day of fiscal year for which this Form is filed:

       September 30, 2003

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4(b).  [ ]   Check box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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

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4(c).  [ ]    Check box if this is the last time the  issuer will be filing this
              Form.

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5.     Calculation of registration fee:

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       (i)    Aggregate sale price of securities sold during
              the fiscal year pursuant to section 24(f):            $151,991,983
                                                                    ------------

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       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:                   $105,577,065
                                                                    ------------

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       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the Commission:          $0
                                                                    --

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       (iv)   Total available redemption credits [add
              Items 5(ii) and 5(iii):                               $105,577,065
                                                                    ------------

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       (v)    Net sales - if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                                           $ 46,414,918
                                                                    ------------

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       (vi)   Redemption credits available for use in
              future years - if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:                                           $0
                                                                    --

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       (vii)  Multiplier for determining registration fee
              (See Instruction C.9):                                  x.00008090
                                                                      ----------

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       (viii) Registration fee due [multiply Item 5(v) by
              Item 5(vii)] (enter "0" if no fee is due):              =$3,754.97
                                                                       =========

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

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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
                                                         --

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7.     Interest  due - if this Form is being  filed  more
       than 90 days after the end of the issuer's fiscal
       year (see Instruction D):                                           +$  0
                                                                            ----

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8.     Total of the amount of the registration fee due
       plus any interest due plus any interest due [line
       5(viii) plus line 7]:                                          =$3,754.97
                                                                       ---------
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9.     Date  the  registration  fee and any  interest  payment  was  sent to the
       Commission's lockbox depository: 12/05/03

       Method of Delivery:

        [X]   Wire Transfer

        [ ]   Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ K.C. Clark
                           -----------------------------------------------------
                           K.C. Clark
                           Executive Vice President, Principal Executive Officer Heritage Income Trust

Date:  December 5, 2003


  *Please print the name and title of the signing officer below the signature.